Financial Instruments Schedule of Notional Values of Outstanding Derivatives (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Commodity contracts
Derivative [Line Items]
Derivative, notional amount	$ 475	$ 478
Foreign exchange contracts
Derivative [Line Items]
Derivative, notional amount	3,045	3,263
Cross-currency contracts
Derivative [Line Items]
Derivative, notional amount	$ 4,035	$ 10,146